Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Loss	$ (3,679)	$ (2,932)	$ (5,883)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	219	267	538
Loss on impairment of intangible asset			1,042
Cost of share-based payment	26	131	196
Finance expenses, net	(206)	(1,023)	(2,205)
Group’s share of losses of company accounted for at equity, net	185	98	210
Losses from remeasurement of investment in financial assets	256	855	1,048
Total adjustments to the profit or loss	480	328	829
Working capital adjustments:
Decrease (increase) in other accounts receivable	242	(684)	(409)
Increase (decrease) in trade payables	362	48	(397)
Increase (decrease) in other accounts payable	68	(40)	(8)
Decrease (increase) in trade receivables	3	39	55
Decrease (increase) in inventory	327	8	(74)
Working capital	1,002	(629)	(833)
Net cash used in operating activities	(2,197)	(3,233)	(5,887)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	1	16	(5)
Investment (withdrawal) in short-term bank deposits	692		(3,000)
Purchase of property and equipment	(1)
Investment in a company accounted for at equity	(600)	(400)	(400)
Investments in financial assets			(689)
Purchase of financial assets at fair value through profit or loss		(687)
Net cash provided by investing activities	92	(1,071)	(4,094)
Cash flows from financing activities:
Proceeds from issuance of share capital and warrants (net of issuance expenses)	2,722	(50)	5,552
Repayment of lease liability	(41)	(26)	(47)
Interest paid on lease liability			(7)
Proceeds from issuance of shares to minority interests in a subsidiary		2,887	2,985 [1]
Loans to related parties	(2,400)
Net cash provided by financing activities	281	2,811	8,483
Increase (decrease) in cash and cash equivalents	(1,824)	(1,493)	(1,498)
Cash and cash equivalents at the beginning of the period	2,076	3,574	3,574
Cash and cash equivalents at the end of the period	252	2,081	2,076
(a) Significant non-cash transactions:
Mutual share exchange of ordinary shares (see note 10)		288	288
Right-of-use asset recognized with corresponding lease liability			$ 102

[1]	Reclassified